Segmental reporting - Analysis of results by business (Narrative) (Details) - GBP (£) £ in Millions			6 Months Ended	12 Months Ended
		Jul. 01, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Loss before tax				£ (4,357)	£ (3,494)	[1]	£ (3,541)	[1]
Assets			£ 1,133,200	1,140,229	1,133,300		1,133,200
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
Assets	[2]		0				0
Operating segments [member] | Barclays Non-core [member] | Italian mortgages portfolio [Member]
Disclosure of operating segments [line items]
Assets transferred, at time of transfer		£ 9,000
Loss before tax			37
Assets			9,000				9,000
Head Office [member]
Disclosure of operating segments [line items]
Certain legacy capital instrument funding costs					351
Loss before tax				783	2,237
Assets			£ 39,700 [3]	£ 21,000	£ 21,500		£ 39,700	[3]

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017. Comparative results have not been restated

[3]

The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c.£ 9 bn of assets into Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £ 37 m in the second half of the year and included assets of £ 9 bn as at 31 December 2017